DESCRIPTION OF THE PLAN (Tables)	12 Months Ended
Dec. 31, 2025
Atlantic American Corporation 401(k) Retirement Savings Plan [Member]
DESCRIPTION OF THE PLAN [Abstract]
Employer Matching Contributions Vesting Schedule
Participants’ “vested percentage” attributable to certain employer contributions is based on years of continuous service determined under the following schedule.

Years of Service:

Less than one	0%
One	20%
Two	40%
Three	60%
Four	80%
Five	100%